Subsequent events (Details) $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended
	Jan. 12, 2021 CAD ($) $ / shares shares	Jan. 12, 2021 USD ($) shares	Jan. 31, 2021 USD ($) D	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Secured credit facility				$ 316,627
New credit facility
Disclosure of non-adjusting events after reporting period [line items]
Yield maintenance premium rate threshold Days | D			3
Yield maintenance premium rate			0.50%
New credit facility | Secured credit facility
Disclosure of non-adjusting events after reporting period [line items]
Secured credit facility			$ 50,000
Interest rate			10.25%
New credit facility | Secured credit facility | Prepayment made between January 8, 2022 and January 7, 2023
Disclosure of non-adjusting events after reporting period [line items]
Prepayment premium rate			5.125%
New credit facility | Secured credit facility | Prepayment made between January 8, 2023 and January 7, 2024
Disclosure of non-adjusting events after reporting period [line items]
Prepayment premium rate			2.50%
New shares offering | Overnight marketed offering
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds	$ 316,883
Net proceeds		$ 240,569
New shares offering | Overnight marketed offering | SVS
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares	18,975,000	18,975,000
Share price | $ / shares	$ 16.70